Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 8,423,000	$ 1,006,000	$ 814,000	$ 10,243,000
Bolanitos Mine
Total	37,000	268,000	72,000	377,000
El Cubo Mine
Total	72,000		27,000	99,000
Exploration Projects
Total	427,000		179,000	606,000
Guadalupe Project
Total	56,000		65,000	121,000
Guanacevi Mine
Total	7,517,000	$ 738,000	5,000	8,260,000
Metales Interamericanos
Total	58,000			58,000
Pitarrilla Project
Total	8,000		114,000	122,000
Terronera Project
Total	$ 248,000		$ 352,000	$ 600,000